Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,280,000.00
Previously Paid Amount	1,381.00
Total Fee Amount	1,557.77
Total Offset Amount	0.00
Net Fee	$ 176.77
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A